Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2011

HC Capital Trust

The date of this Supplement is May 1, 2012

The Fixed Income Opportunity Portfolio:

1.	The following replaces the "Annual Operating Expenses" table and example found on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.79%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$81
3 Years	$252
5 Years	$439
10 Years	$978